Accounting Policies - Price Risk Derivatives (Details) - FLNG derivative - FLNG - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	$ 2,975	$ 2,539
Unrealized gain/(loss) on oil derivative instrument	81,190	(39,620)
Realized and unrealized (loss)/gain on oil derivative instrument	$ 84,165	$ (37,081)